S-K 1603(a)(9) Restrictions on Selling Securities	Oct. 05, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our Sponsor in its sole discretion, our Sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our Sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement units.

The Sponsor has provided a working capital loan to us in the aggregate amount of up to $400,000 for the payment of expenses. As of June 30, 2026, $205,000 was outstanding under such working capital loan, with $195,000 remaining available for future borrowings.

In addition, in order to finance transaction costs in connection with an intended initial business combination, our Sponsor, executive officers, directors, or their affiliates may, but are not obligated to, loan us funds as may be required, which we refer to as working capital loans. At the option of the Sponsor, up to $200,000 in principal of these working capital loans entered into after the offering may be repaid in loan units.

Subject Securities	Expiration Date or End of Contractual Obligation Period	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares	The earlier of (A) 180 days after the date of the consummation of our initial business combination; or (B) subsequent to the business combination (x) the date on which the highest reported trading price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-day trading period immediately preceding such date, or (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.	New Iceland Arctic Acquisition Sponsor LLC	Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, or the Sponsor’s members, (3) any affiliates or family members of the directors or officers of us, the Sponsor, or the Sponsor’s members, (4) any members or partners of the Sponsor, the Sponsor’s members, or their respective affiliates, or any affiliates of the Sponsor, or the Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the Cayman Islands, the Sponsor’s limited liability company agreement, upon dissolution of such Sponsor; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Private Placement Units and underlying securities	30 days after the completion of our initial business combination	New Iceland Arctic Acquisition Sponsor LLC	Same as above.

SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) 180 days after the date of the consummation of our initial business combination; or (B) subsequent to the business combination (x) the date on which the highest reported trading price of our Class A ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-day trading period immediately preceding such date, or (y) the date on which we complete a liquidation, merger, share exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	New Iceland Arctic Acquisition Sponsor LLC
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to (1) the Sponsor’s members, (2) the directors or officers of us, the Sponsor, or the Sponsor’s members, (3) any affiliates or family members of the directors or officers of us, the Sponsor, or the Sponsor’s members, (4) any members or partners of the Sponsor, the Sponsor’s members, or their respective affiliates, or any affiliates of the Sponsor, or the Sponsor’s members, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the Cayman Islands, the Sponsor’s limited liability company agreement, upon dissolution of such Sponsor; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.